Risk Report - Credit Risk Exposure (Tables)	12 Months Ended
Dec. 31, 2020
Credit Risk Exposure [Abstract]
Maximum Exposure to Credit Risk [text block table]

Maximum Exposure to Credit Risk

	Dec 31, 2020
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	166,211	166,211	−	0	−	0
Interbank balances (w/o central banks)	9,132	9,132	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	8,535	8,535	−	8,173	−	8,173
Securities borrowed	0	0	−	0	−	0
Loans	431,503	431,503	−	228,513	30,119	258,632
Other assets subject to credit risk[4,5]	96,355	85,106	43,277	902	55	44,234
Total financial assets at amortized cost[3]	711,736	700,487	43,277	237,588	30,174	311,039
Financial assets at fair value through profit or loss[6]
Trading assets	94,757	−	−	2,998	1,248	4,246
Positive market values from derivative financial instruments	343,493	−	262,525	52,329	83	314,937
Non-trading financial assets mandatory at fair value through profit or loss	75,116	−	993	62,036	244	63,273
Of which:
Securities purchased under resale agreement	46,057	−	993	44,967	0	45,960
Securities borrowed	17,009	−	−	16,730	0	16,730
Loans	2,192	−	−	272	244	516
Financial assets designated at fair value through profit or loss	437	−	−	0	0	0
Total financial assets at fair value through profit or loss	513,803	−	263,518	117,363	1,575	382,456
Financial assets at fair value through OCI	55,834	55,834	0	1,581	1,153	2,734
Of which:
Securities purchased under resale agreement	1,543	1,543	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,635	4,635	−	1,581	1,153	2,734
Total financial assets at fair value through OCI	55,834	55,834	−	1,581	1,153	2,734
Financial guarantees and other credit related contingent liabilities[7]	47,978	47,978	−	2,327	6,157	8,484
Revocable and irrevocable lending commitments and other credit related commitments[7]	215,877	214,898	−	15,345	5,779	21,124
Total off-balance sheet	263,855	262,876	−	17,672	11,936	29,608

Maximum exposure to credit risk	1,545,228	1,019,197	306,795	374,204	44,838	725,837

[1]Does not include credit derivative notional sold (€ 395,636 million) and credit derivative notional bought protection.

[2]Bought Credit protection is reflected with the notional of the underlying.

[3]All amounts at gross value before deductions of allowance for credit losses.

[4]All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5]Includes Asset Held for Sale regardless of accounting classification.

[6]Excludes equities, other equity interests and commodities.

[7]Figures are reflected at notional amounts.

	Dec 31, 2019
			Credit Enhancements
in € m.	Maximum exposure to credit risk[1]	Subject to impairment	Netting	Collateral	Guarantees and Credit derivatives[2]	Total credit enhancements
Financial assets at amortized cost[3]
Cash and central bank balances	137,596	137,596	−	0	−	0
Interbank balances (w/o central banks)	9,642	9,642	−	0	0	0
Central bank funds sold and securities purchased under resale agreements	13,800	13,800	−	13,650	−	13,650
Securities borrowed	428	428	−	303	−	303
Loans	433,834	433,834	−	228,620	27,984	256,605
Other assets subject to credit risk[4,5]	96,779	85,028	37,267	1,524	42	38,833
Total financial assets at amortized cost[3]	692,079	680,328	37,267	244,098	28,026	309,392
Financial assets at fair value through profit or loss[6]
Trading assets	93,369	−	−	1,480	861	2,340
Positive market values from derivative financial instruments	332,931	−	262,326	48,608	134	311,068
Non-trading financial assets mandatory at fair value through profit or loss	84,359	−	853	69,645	259	70,757
Of which:
Securities purchased under resale agreement	53,366	−	853	51,659	0	52,512
Securities borrowed	17,918	−	−	17,599	0	17,599
Loans	3,174	−	−	290	259	550
Financial assets designated at fair value through profit or loss	7	−	−	0	0	0
Total financial assets at fair value through profit or loss	510,665	−	263,180	119,732	1,254	384,166
Financial assets at fair value through OCI	45,503	45,503	0	1,622	1,267	2,889
Of which:
Securities purchased under resale agreement	1,415	1,415	−	0	0	0
Securities borrowed	0	0	−	0	0	0
Loans	4,874	4,874	−	1,622	1,267	2,889
Total financial assets at fair value through OCI	45,503	45,503	−	1,622	1,267	2,889
Financial guarantees and other credit related contingent liabilities[7]	49,232	49,232	−	2,994	6,138	9,132
Revocable and irrevocable lending commitments and other credit related commitments[7]	211,440	209,986	−	15,217	4,984	20,202
Total off-balance sheet	260,672	259,218	−	18,211	11,122	29,333

Maximum exposure to credit risk	1,508,920	985,049	300,447	383,663	41,670	725,780

[1]Does not include credit derivative notional sold (€ 356,362 million) and credit derivative notional bought protection.

[2]Bought Credit protection is reflected with the notional of the underlying.

[3]All amounts at gross value before deductions of allowance for credit losses.

[4]All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.

[5]Includes Asset Held for Sale regardless of accounting classification.

[6]Excludes equities, other equity interests and commodities.

[7]Figures are reflected at notional amounts.

Main Credit Exposure Categories by Industry Sectors [text block table]

Main Credit Exposure Categories by Industry Sectors

The below tables give an overview of our credit exposure by industry based on the NACE code of the counterparty. NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) is a standard European industry classification system and does not have to be congruent with an internal risk based view applied elsewhere in this report.

	Dec 31, 2020
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	637	0	0	0	544	40	3
Mining and quarrying	2,871	250	8	15	5,148	1,370	34
Manufacturing	26,050	525	354	1,111	52,722	10,314	4,677
Electricity, gas, steam and air conditioning supply	3,419	295	51	0	5,080	1,783	614
Water supply, sewerage, waste management and remediation activities	681	0	0	0	396	156	80
Construction	4,440	243	2	22	2,672	2,490	438
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,697	330	83	913	15,672	5,025	614
Transport and storage	5,575	427	69	312	5,235	978	715
Accommodation and food service activities	2,427	60	0	27	1,203	158	27
Information and communication	5,525	308	3	404	14,030	2,072	887
Financial and insurance activities	84,724	2,860	1,823	813	56,024	19,467	18,042
Real estate activities	36,571	989	46	339	5,776	312	1,401
Professional, scientific and technical activities	7,707	228	0	12	4,919	1,915	147
Administrative and support service activities	9,112	333	66	56	4,266	453	672
Public administration and defense, compulsory social security	6,139	828	13	433	2,983	93	3,094
Education	205	0	0	0	126	14	459
Human health services and social work activities	3,436	68	26	0	2,373	127	484
Arts, entertainment and recreation	929	22	0	0	1,105	59	30
Other service activities	5,353	551	84	177	4,305	877	131
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	205,004	22	0	2	31,298	272	325
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	54
Total	431,503	8,339	2,629	4,635	215,877	47,978	32,928

	Dec 31, 2020
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	6	0	0	0	0	1,230
Mining and quarrying	0	354	2	0	0	0	10,053
Manufacturing	0	995	39	0	0	0	96,788
Electricity, gas, steam and air conditioning supply	0	437	1	0	0	0	11,679
Water supply, sewerage, waste management and remediation activities	0	40	0	0	0	0	1,354
Construction	0	565	70	0	0	0	10,944
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	213	2	0	0	0	43,548
Transport and storage	203	811	26	0	0	0	14,351
Accommodation and food service activities	0	63	0	0	0	0	3,964
Information and communication	8	514	5	0	0	0	23,756
Financial and insurance activities	3,167	20,866	8,114	8,428	61,801	1,543	287,672
Real estate activities	333	3,047	109	0	0	0	48,924
Professional, scientific and technical activities	25	105	25	8	0	0	15,091
Administrative and support service activities	36	270	3	99	0	0	15,367
Public administration and defense, compulsory social security	8,670	61,459	40,574	0	1,089	0	125,374
Education	0	120	21	0	0	0	945
Human health services and social work activities	0	473	0	0	0	0	6,987
Arts, entertainment and recreation	31	83	0	0	0	0	2,258
Other service activities	110	3,654	162	0	176	0	15,580
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	236,923
Activities of extraterritorial organizations and bodies	40	1,272	503	0	0	0	1,873
Total	12,625	95,347	49,656	8,535	63,066	1,543	974,661

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	676	0	0	0	874	39	1
Mining and quarrying	2,537	274	135	80	4,606	1,223	22
Manufacturing	28,412	418	84	1,285	51,627	12,180	1,169
Electricity, gas, steam and air conditioning supply	4,115	401	60	0	5,774	1,630	589
Water supply, sewerage, waste management and remediation activities	833	10	0	0	486	136	68
Construction	3,810	259	27	14	2,876	2,174	364
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,990	624	97	858	12,669	5,087	306
Transport and storage	4,872	534	54	150	5,066	996	1,213
Accommodation and food service activities	2,565	40	0	29	1,935	191	49
Information and communication	5,783	434	1	358	14,460	2,640	919
Financial and insurance activities	90,962	4,015	2,521	936	57,295	19,036	17,286
Real estate activities	41,670	3,236	49	198	5,600	306	1,516
Professional, scientific and technical activities	7,307	91	0	32	4,429	1,890	48
Administrative and support service activities	6,833	102	106	22	4,070	373	502
Public administration and defense, compulsory social security	6,437	1,071	15	489	2,650	109	2,586
Education	327	0	0	0	95	18	397
Human health services and social work activities	3,503	63	2	63	2,476	124	352
Arts, entertainment and recreation	843	24	0	0	1,309	44	23
Other service activities	4,677	707	24	358	3,428	733	130
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	196,680	45	5	2	29,713	301	324
Activities of extraterritorial organizations and bodies	3	0	0	0	3	4	176
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	4	0	0	0	0	1,593
Mining and quarrying	115	369	7	0	0	0	9,369
Manufacturing	371	1,029	51	0	0	0	96,626
Electricity, gas, steam and air conditioning supply	420	668	1	0	0	0	13,659
Water supply, sewerage, waste management and remediation activities	5	27	0	0	0	0	1,565
Construction	26	263	68	0	0	0	9,880
Wholesale and retail trade, repair of motor vehicles and motorcycles	68	226	15	0	0	0	40,938
Transport and storage	194	431	47	0	0	0	13,557
Accommodation and food service activities	21	33	0	0	0	0	4,863
Information and communication	126	478	36	0	9	0	25,244
Financial and insurance activities	7,915	18,296	11,118	14,228	70,224	1,415	315,247
Real estate activities	387	2,327	81	0	0	0	55,371
Professional, scientific and technical activities	10	194	10	0	0	0	14,009
Administrative and support service activities	59	133	3	0	0	0	12,203
Public administration and defense, compulsory social security	12,492	59,381	24,814	0	948	0	110,992
Education	0	194	0	0	0	0	1,032
Human health services and social work activities	0	461	0	0	0	0	7,044
Arts, entertainment and recreation	55	125	0	0	0	0	2,423
Other service activities	143	3,421	246	0	5	0	13,871
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	227,071
Activities of extraterritorial organizations and bodies	1,893	1,772	2,718	0	96	0	6,665
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

	Dec 31, 2020
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	637	0	0	0	544	40	3
Mining and quarrying	2,871	250	8	15	5,148	1,370	34
Manufacturing	26,050	525	354	1,111	52,722	10,314	4,677
Electricity, gas, steam and air conditioning supply	3,419	295	51	0	5,080	1,783	614
Water supply, sewerage, waste management and remediation activities	681	0	0	0	396	156	80
Construction	4,440	243	2	22	2,672	2,490	438
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,697	330	83	913	15,672	5,025	614
Transport and storage	5,575	427	69	312	5,235	978	715
Accommodation and food service activities	2,427	60	0	27	1,203	158	27
Information and communication	5,525	308	3	404	14,030	2,072	887
Financial and insurance activities	84,724	2,860	1,823	813	56,024	19,467	18,042
Real estate activities	36,571	989	46	339	5,776	312	1,401
Professional, scientific and technical activities	7,707	228	0	12	4,919	1,915	147
Administrative and support service activities	9,112	333	66	56	4,266	453	672
Public administration and defense, compulsory social security	6,139	828	13	433	2,983	93	3,094
Education	205	0	0	0	126	14	459
Human health services and social work activities	3,436	68	26	0	2,373	127	484
Arts, entertainment and recreation	929	22	0	0	1,105	59	30
Other service activities	5,353	551	84	177	4,305	877	131
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	205,004	22	0	2	31,298	272	325
Activities of extraterritorial organizations and bodies	1	0	0	0	0	2	54
Total	431,503	8,339	2,629	4,635	215,877	47,978	32,928

	Dec 31, 2020
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	6	0	0	0	0	1,230
Mining and quarrying	0	354	2	0	0	0	10,053
Manufacturing	0	995	39	0	0	0	96,788
Electricity, gas, steam and air conditioning supply	0	437	1	0	0	0	11,679
Water supply, sewerage, waste management and remediation activities	0	40	0	0	0	0	1,354
Construction	0	565	70	0	0	0	10,944
Wholesale and retail trade, repair of motor vehicles and motorcycles	0	213	2	0	0	0	43,548
Transport and storage	203	811	26	0	0	0	14,351
Accommodation and food service activities	0	63	0	0	0	0	3,964
Information and communication	8	514	5	0	0	0	23,756
Financial and insurance activities	3,167	20,866	8,114	8,428	61,801	1,543	287,672
Real estate activities	333	3,047	109	0	0	0	48,924
Professional, scientific and technical activities	25	105	25	8	0	0	15,091
Administrative and support service activities	36	270	3	99	0	0	15,367
Public administration and defense, compulsory social security	8,670	61,459	40,574	0	1,089	0	125,374
Education	0	120	21	0	0	0	945
Human health services and social work activities	0	473	0	0	0	0	6,987
Arts, entertainment and recreation	31	83	0	0	0	0	2,258
Other service activities	110	3,654	162	0	176	0	15,580
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	236,923
Activities of extraterritorial organizations and bodies	40	1,272	503	0	0	0	1,873
Total	12,625	95,347	49,656	8,535	63,066	1,543	974,661

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevocable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Agriculture, forestry and fishing	676	0	0	0	874	39	1
Mining and quarrying	2,537	274	135	80	4,606	1,223	22
Manufacturing	28,412	418	84	1,285	51,627	12,180	1,169
Electricity, gas, steam and air conditioning supply	4,115	401	60	0	5,774	1,630	589
Water supply, sewerage, waste management and remediation activities	833	10	0	0	486	136	68
Construction	3,810	259	27	14	2,876	2,174	364
Wholesale and retail trade, repair of motor vehicles and motorcycles	20,990	624	97	858	12,669	5,087	306
Transport and storage	4,872	534	54	150	5,066	996	1,213
Accommodation and food service activities	2,565	40	0	29	1,935	191	49
Information and communication	5,783	434	1	358	14,460	2,640	919
Financial and insurance activities	90,962	4,015	2,521	936	57,295	19,036	17,286
Real estate activities	41,670	3,236	49	198	5,600	306	1,516
Professional, scientific and technical activities	7,307	91	0	32	4,429	1,890	48
Administrative and support service activities	6,833	102	106	22	4,070	373	502
Public administration and defense, compulsory social security	6,437	1,071	15	489	2,650	109	2,586
Education	327	0	0	0	95	18	397
Human health services and social work activities	3,503	63	2	63	2,476	124	352
Arts, entertainment and recreation	843	24	0	0	1,309	44	23
Other service activities	4,677	707	24	358	3,428	733	130
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	196,680	45	5	2	29,713	301	324
Activities of extraterritorial organizations and bodies	3	0	0	0	3	4	176
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Agriculture, forestry and fishing	0	4	0	0	0	0	1,593
Mining and quarrying	115	369	7	0	0	0	9,369
Manufacturing	371	1,029	51	0	0	0	96,626
Electricity, gas, steam and air conditioning supply	420	668	1	0	0	0	13,659
Water supply, sewerage, waste management and remediation activities	5	27	0	0	0	0	1,565
Construction	26	263	68	0	0	0	9,880
Wholesale and retail trade, repair of motor vehicles and motorcycles	68	226	15	0	0	0	40,938
Transport and storage	194	431	47	0	0	0	13,557
Accommodation and food service activities	21	33	0	0	0	0	4,863
Information and communication	126	478	36	0	9	0	25,244
Financial and insurance activities	7,915	18,296	11,118	14,228	70,224	1,415	315,247
Real estate activities	387	2,327	81	0	0	0	55,371
Professional, scientific and technical activities	10	194	10	0	0	0	14,009
Administrative and support service activities	59	133	3	0	0	0	12,203
Public administration and defense, compulsory social security	12,492	59,381	24,814	0	948	0	110,992
Education	0	194	0	0	0	0	1,032
Human health services and social work activities	0	461	0	0	0	0	7,044
Arts, entertainment and recreation	55	125	0	0	0	0	2,423
Other service activities	143	3,421	246	0	5	0	13,871
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	0	0	0	0	0	0	227,071
Activities of extraterritorial organizations and bodies	1,893	1,772	2,718	0	96	0	6,665
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

Main credit exposure categories by geographical region [text block table]

Main credit exposure categories by geographical region

	Dec 31, 2020
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	317,281	3,092	1,519	1,615	128,440	29,529	20,283
Of which:
Germany	224,274	340	57	347	75,531	12,195	1,715
United Kingdom	5,796	160	341	64	9,820	2,327	7,102
France	3,460	65	33	187	6,103	1,383	1,331
Luxembourg	10,097	546	252	0	4,839	1,251	701
Italy	23,442	340	66	0	3,600	3,888	1,854
Netherlands	9,679	79	222	554	9,890	1,727	1,942
Spain	17,134	304	0	28	3,755	2,763	1,094
Ireland	4,173	190	200	127	2,023	200	465
Switzerland	6,817	39	19	150	4,518	1,762	268
Poland	2,421	0	1	0	374	128	17
Belgium	1,133	4	0	53	1,566	679	295
Other Europe	8,856	1,025	327	103	6,420	1,226	3,497
North America	73,742	3,266	841	1,896	78,079	7,430	9,420
Of which:
U.S.	61,137	2,926	784	1,792	73,215	7,033	8,496
Cayman Islands	3,790	113	3	0	2,131	25	246
Canada	887	37	0	91	1,790	47	303
Other North America	7,928	191	54	13	943	326	374
Asia/Pacific	34,194	1,248	237	992	7,813	9,960	2,766
Of which:
Japan	1,385	17	0	89	415	483	312
Australia	1,525	258	36	35	1,785	367	542
India	6,355	54	21	32	1,110	2,253	149
China	4,764	6	149	46	684	1,780	658
Singapore	5,309	210	30	28	918	685	248
Hong Kong	2,872	109	0	61	986	671	186
Other Asia/Pacific	11,984	593	0	702	1,914	3,721	670
Other geographical areas	6,285	734	31	133	1,545	1,059	460
Total	431,503	8,339	2,629	4,635	215,877	47,978	32,928

	Dec 31, 2020
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	2,468	46,446	31,868	2,180	21,696	498	606,915
Of which:
Germany	544	8,257	10,467	263	1,078	10	335,078
United Kingdom	890	7,980	2,776	0	11,352	0	48,607
France	2	8,136	5,216	0	5,981	0	31,898
Luxembourg	41	2,509	1,412	0	819	0	22,466
Italy	117	5,908	1,496	108	478	0	41,297
Netherlands	112	3,486	118	0	33	0	27,843
Spain	0	3,053	3,088	1,077	500	0	32,796
Ireland	680	1,415	136	0	396	0	10,004
Switzerland	4	637	4	0	79	0	14,299
Poland	0	112	1,993	0	0	0	5,047
Belgium	40	1,575	1,616	0	5	0	6,966
Other Europe	38	3,380	3,546	731	975	488	30,612
North America	7,727	27,547	11,798	2,780	31,907	0	256,433
Of which:
U.S.	7,351	26,408	11,197	1,814	29,370	0	231,523
Cayman Islands	359	567	0	885	2,086	0	10,206
Canada	0	417	543	0	451	0	4,567
Other North America	16	155	58	81	0	0	10,137
Asia/Pacific	2,431	19,246	5,740	3,353	9,426	646	98,052
Of which:
Japan	64	2,807	25	0	6,283	0	11,881
Australia	1,545	2,535	860	0	659	0	10,149
India	349	3,284	2,047	0	128	396	16,177
China	0	3,012	309	0	421	0	11,830
Singapore	78	2,067	472	0	105	0	10,152
Hong Kong	207	725	286	60	12	0	6,175
Other Asia/Pacific	188	4,816	1,740	3,293	1,817	250	31,689
Other geographical areas	0	2,107	250	223	37	399	13,262
Total	12,625	95,347	49,656	8,535	63,066	1,543	974,661

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

	Dec 31, 2019
	Loans				Off-balance sheet		OTC derivatives
in € m.	at amortized cost[1]	trading - at fair value through P&L	Designated / mandatory at fair value through P&L	at fair value through OCI[2]	Revocable and irrevo- cable lending commitments[3]	Contingent liabilities	at fair value through P&L4
Europe	307,871	4,469	2,435	1,778	114,586	29,836	18,964
Of which:
Germany	214,155	316	5	245	65,468	12,078	1,572
United Kingdom	7,927	607	373	230	7,960	2,587	6,337
France	3,106	70	0	209	5,905	1,322	1,264
Luxembourg	8,320	1,193	1,084	46	4,374	652	859
Italy	22,347	298	109	0	3,127	3,721	1,389
Netherlands	9,679	83	162	457	9,015	1,805	2,123
Spain	17,265	257	54	59	2,262	3,246	916
Ireland	4,783	157	280	124	2,241	172	545
Switzerland	6,818	30	85	262	5,880	2,213	194
Poland	2,771	0	5	0	316	130	60
Belgium	1,347	0	0	67	1,773	421	285
Other Europe	9,352	1,458	279	78	6,267	1,489	3,420
North America	79,522	4,543	483	2,155	88,260	8,332	6,628
Of which:
U.S.	66,991	3,891	389	2,016	83,894	7,842	4,943
Cayman Islands	3,560	318	30	0	764	20	481
Canada	1,155	23	0	116	2,230	81	1,007
Other North America	7,816	310	64	22	1,371	389	197
Asia/Pacific	39,584	1,780	248	820	6,962	9,652	1,946
Of which:
Japan	1,752	16	0	112	599	333	405
Australia	1,577	320	63	0	1,587	104	357
India	7,717	126	149	0	646	2,392	128
China	4,816	38	0	45	725	1,503	308
Singapore	5,722	185	37	30	761	833	210
Hong Kong	4,315	380	0	18	1,182	628	146
Other Asia/Pacific	13,685	714	0	614	1,461	3,860	392
Other geographical areas	6,857	1,554	14	122	1,632	1,412	501
Total	433,834	12,346	3,181	4,874	211,440	49,232	28,039

	Dec 31, 2019
	Debt Securities			Repo and repo-style transactions[7]			Total
in € m.	at amortized cost[5]	at fair value through P&L	at fair value through OCI[6]	at amortized cost	at fair value through P&L	at fair value through OCI
Europe	11,267	37,936	24,791	7,884	15,046	390	577,251
Of which:
Germany	3,986	5,353	6,864	4,488	661	28	315,219
United Kingdom	2,647	9,712	2,273	604	6,522	0	47,778
France	705	4,714	6,302	319	2,748	0	26,664
Luxembourg	969	3,094	3,099	121	861	0	24,673
Italy	288	5,388	916	144	679	0	38,406
Netherlands	726	2,051	584	297	100	0	27,082
Spain	139	2,010	513	1,082	501	0	28,303
Ireland	636	1,321	19	0	1,140	0	11,418
Switzerland	51	679	101	0	69	0	16,382
Poland	0	30	1,988	0	0	0	5,301
Belgium	204	854	577	0	0	0	5,528
Other Europe	917	2,730	1,554	829	1,765	362	30,499
North America	9,985	31,654	8,325	3,140	42,038	0	285,065
Of which:
U.S.	9,574	30,600	7,718	1,750	19,661	0	239,267
Cayman Islands	393	509	9	1,293	22,132	0	29,510
Canada	0	277	599	0	240	0	5,730
Other North America	18	268	0	97	5	0	10,558
Asia/Pacific	3,048	18,130	5,471	3,114	13,980	659	105,394
Of which:
Japan	69	2,582	9	173	9,451	0	15,500
Australia	1,906	3,867	653	155	331	94	11,014
India	656	1,862	1,998	0	202	306	16,182
China	0	1,345	0	0	983	0	9,763
Singapore	11	1,305	874	0	290	0	10,260
Hong Kong	224	517	287	0	1	0	7,699
Other Asia/Pacific	182	6,653	1,649	2,786	2,721	258	34,977
Other geographical areas	0	2,115	627	90	220	367	15,512
Total	24,300	89,835	39,214	14,228	71,284	1,415	983,222

[1]Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 9.6 billion as of December 31, 2019.

[2]Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 22 million as of December 31, 2019

[3]Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 1.4 billion as of December 31, 2019.

[4]Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.

[5]Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 96 million as of December 31, 2019.

[6]Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 1.4 million as of December 31, 2019.

[7]Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.

Sovereign Credit Risk Exposure to Certain Eurozone Countries [text block table]

Sovereign credit risk exposure to certain Eurozone countries

	Dec 31, 2020				Dec 31, 2019
in € m.	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²	Direct Sovereign exposure¹	Net Notional of CDS referencing sovereign debt	Net sovereign exposure	Memo Item: Net fair value of CDS referencing sovereign debt²
Greece	1,055	0	1,055	0	437	0	437	0
Ireland	189	28	217	0	265	4	270	2
Italy	5,501	(1,369)	4,133	718	6,170	(828)	5,341	334
Portugal	212	(26)	186	0	228	54	281	6
Spain	4,447	(115)	4,332	163	1,222	(31)	1,191	112
Total	11,404	(1,481)	9,922	881	8,322	(801)	7,521	454

[1]Includes sovereign debt classified as financial assets/liabilities at fair value through profit or loss and loans carried at amortized cost. Direct Sovereign exposure is net of guarantees received and collateral.

[2]The amounts reflect the net fair value in relation to credit default swaps referencing sovereign debt of the respective country representing the counterparty credit risk.